INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
INVESTMENTS
Held-to-maturity investments, allowance for credit loss		¥ 0	¥ 0		¥ 0
Interest income	¥ 11,454	24,394	28,989
Available-for-sale investments
Changes in fair value of the available-for-sale investments, net of tax	3,546	3,839	2,414
Impairment loss	0	0	0
Fair value		460,991		$ 26,899	175,515
Debt securities
Available-for-sale investments
Cost		460,027			171,189
Unrealized gains in accumulated other comprehensive (loss)/income		1,014			4,559
Impact of exchange rate		(50)			(233)
Fair value		460,991			¥ 175,515
Equity securities
INVESTMENTS
Interest income	¥ 73	¥ 5,833	¥ 7,022